Cash position (Tables)	6 Months Ended
Jun. 30, 2020
Cash position
Summary of reconciliation of operational cash burn

	Six months ended June 30,
	2020	2019
	(Euro, in thousands)
Increase/decrease (-) in cash and cash equivalents (excluding effect of exchange differences)	€523,222	€(144,740)
Minus:
Net proceeds from capital and share premium increases	(23,268)	(7,805)
Net sale of current financial investments	(730,439)	—
Total operational cash burn	(230,486)	€(152,545)

Schedule of cash and cash equivalents

	June 30,	December 31,
	2020	2019
	(Euro, in thousands)
Cash at banks	€1,214,975	€907,939
Term deposits	1,169,245	953,677
Total cash and cash equivalents	€2,384,220	€1,861,616